Computation of Basic and Diluted Net Income per Share Attributable to Ordinary Shareholders (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Computation of Earnings Per Share [Line Items]
Net income attributable to Class A and Class B ordinary shareholders-basic	$ 117,997	¥ 811,297	¥ 762,923	¥ 643,829
Plus: interest expense for convertible notes	1,121	7,707	20,042	19,289
Net income attributable to Class A and Class B ordinary shareholders-diluted	$ 119,118	¥ 819,004	¥ 782,965	¥ 663,118
Weighted average number of Class A and Class B ordinary shares outstanding-basic	29,288,401	29,288,401	28,275,637	28,150,139
Plus: shares outstanding for convertible notes	1,048,128	1,048,128	1,695,341	1,736,864
Weighted average number of Class A and Class B ordinary shares outstanding-diluted	30,710,540	30,710,540	30,233,823	30,036,763
Basic net income per share | (per share)	$ 4.02	¥ 27.70	¥ 26.98	¥ 22.87
Diluted net income per share | (per share)	$ 3.88	¥ 26.67	¥ 25.90	¥ 22.08
Stock Options
Computation of Earnings Per Share [Line Items]
Additional shares included in the calculation of diluted EPS	347,703	347,703	189,508	133,295
Restricted Stock
Computation of Earnings Per Share [Line Items]
Additional shares included in the calculation of diluted EPS	26,308	26,308	73,337	16,465